Principal subsidiaries - Summary of subsidiaries financial information (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Goodwill	$ 1,037	$ 951	$ 892
North Mining Limited [member] | Robe river iron associates [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Goodwill	$ 389	$ 360